Exploration and evaluation assets	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Exploration and evaluation assets [Text Block]
10.	Exploration and evaluation assets:

Balance at January 1, 2015	$10,597,994
Additions	141,960
Foreign exchange translation	(1,158,884)
Balance at December 31, 2015	$9,581,070
Additions	93,383
Foreign exchange translation	(123,354)
Balance at December 31, 2016	$9,551,099
Additions	58,568
Impairment	(9,352,640)
Foreign exchange translation	827,470
Balance at December 31, 2017	$1,084,497

Intangible exploration and evaluation assets consist of the Company’s exploration projects which are pending the determination of proven or probable reserves, or pending the decision by the Company to elect to proceed with the development of a project.

At December 31, 2017, management identified impairment indicators in its Georgina and Surat CGU’s as a result of significantly reduced access to debt and equity financings in the Australian exploration and production sector. The recoverable amounts of the CGU’s was estimated using fair value less costs of disposal based on comparable market transactions and multiples. The recoverable amount of the Surat CGU was estimated to be A$1.25 million resulting in an impairment of $6.2 million (A$8.0 million). The recoverable amount of the Georgina CGU was estimated to be $Nil resulting in an impairment of $3.1 million (A$3.9 million).